GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 252,845	$ 273,986	$ 312,794
Property and equipment, net	15,649	17,476
North America (mainly U.S.) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	197,440	213,471	253,960
Property and equipment, net	3,997	4,064
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	46,858	48,146	47,012
Property and equipment, net	459	1,183
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	8,547	12,369	$ 11,822
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 11,193	$ 12,229